Short-term Borrowings and Long-term Debt (Schedule of Lines of Credit) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2014		Jan. 31, 2013
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 17,283		$ 18,129
Line of Credit Facility, Amount Outstanding	17,300		18,100
Five Year Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	6,000	[1]	6,258	[1]
Line of Credit Facility, Amount Outstanding	0	[1]	0	[1]
Line of Credit Facility, Remaining Borrowing Capacity	6,000	[1]	6,258	[1]
Three Hundred And Sixty Four Day Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	9,400	[2]	10,000	[2]
Line of Credit Facility, Amount Outstanding	0	[2]	0	[2]
Line of Credit Facility, Remaining Borrowing Capacity	9,400	[2]	10,000	[2]
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,883	[3]	1,871	[3]
Line of Credit Facility, Amount Outstanding	1,836	[3]	1,868	[3]
Line of Credit Facility, Remaining Borrowing Capacity	47	[3]	3	[3]
Drawn Amount [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	1,836		1,868
Undrawn Amount [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 15,447		$ 16,261

[1]	In June 2013, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.
[2]	In June 2013, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.
[3]	In June 2013, the Company renewed the stand-by letters of credit, which are used to support various potential and actual obligations.